Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

25.    FAIR VALUE MEASUREMENTS

The Company is required to determine the fair value of all derivatives except those which qualify for the NPNS exception (see note 24), and uses a market approach to do so. The three levels of the fair value hierarchy are defined as follows:

Level 1 Valuations - Where possible, the Company bases the fair valuation of its financial assets and liabilities on quoted prices in active markets (“quoted prices”) for identical assets and liabilities.

Level 2 Valuations - Where quoted prices for identical assets and liabilities are not available, the valuation of certain contracts must be based on quoted prices for similar assets and liabilities with an adjustment related to location differences. Also, certain derivatives are valued using quotes from over-the-counter clearing houses.

Level 3 Valuations - Where the information required for a Level 1 or Level 2 valuation is not available, derivatives must be valued using unobservable or internally-developed inputs. Emera’s primary reasons for a Level 3 classification are as follows:

•	While valuations were based on quoted prices, significant assumptions were necessary to reflect seasonal or monthly shaping and locational basis differentials.
•

The term of certain transactions extends beyond the period when quoted prices are available, and accordingly, assumptions were made to extrapolate prices from the last quoted period through the end of the transaction term.

•	The valuations of certain transactions were based on internal models, although quoted prices were utilized in the valuations.

Derivative assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The following tables set out the classification of the methodology used by the Company to fair value its derivatives as at December 31:

				2011
millions of Canadian dollars	Level 1	Level 2	Level 3	Total
Assets
Cash flow hedges
Power and gas swaps	$0.2	-	-	$0.2
Foreign exchange forwards	-	$5.5	-	5.5
	0.2	5.5	-	5.7
Regulatory deferral
Commodity swaps and forwards
Coal purchases	-	12.1	-	12.1
Natural gas purchases and sales	(0.4)	0.7	-	0.3
Foreign exchange forwards	-	24.2	-	24.2
Physical natural gas purchases and sales	-	-	$7.9	7.9
	(0.4)	37.0	7.9	44.5
HFT derivatives
Power swaps and physical contracts	0.3	-	1.6	1.9
Natural gas swaps, futures, forwards and physical contracts	-	10.4	4.4	14.8
	0.3	10.4	6.0	16.7
Total assets	0.1	52.9	13.9	66.9

				2011
millions of Canadian dollars	Level 1	Level 2	Level 3	Total
Liabilities
Cash flow hedges
Power and gas swaps	$20.9	-	-	$20.9
Foreign exchange forwards		$0.7	-	0.7
Interest rate swaps	-	6.2	-	6.2
	20.9	6.9	-	27.8
Regulatory deferral
Commodity swaps and forwards
Natural gas purchases and sales	38.3	-	-	38.3
Foreign exchange forwards	-	7.9	-	7.9
Physical natural gas purchases and sales	-	-	$0.1	0.1
	38.3	7.9	0.1	46.3
HFT derivatives
Power swaps and physical contracts	0.3	-	1.3	1.6
Natural gas swaps, futures, forwards and physical contracts	2.7	7.3	3.1	13.1
	3.0	7.3	4.4	14.7
Total liabilities	62.2	22.1	4.5	88.8
Net (liabilities) assets	$(62.1)	$30.8	$9.4	$(21.9)

	2010
millions of Canadian dollars	Level 1	Level 2	Level 3	Total
Assets
Cash flow hedges
Power and gas swaps	$0.5	-	-	$0.5
Foreign exchange forwards	-	$6.5	-	6.5
	0.5	6.5	-	7.0
Regulatory deferral
Commodity swaps and forwards
Coal purchases (1)	-	41.2	-	41.2
Natural gas purchases and sales (2)	0.1	-	-	0.1
HFO purchases	-	1.9	-	1.9
Foreign exchange forwards	-	4.3	-	4.3
Physical natural gas purchases and sales	-	-	$12.4	12.4
	0.1	47.4	12.4	59.9
HFT derivatives
Power swaps and physical contracts	-	-	9.0	9.0
Foreign exchange forwards	-	1.4	-	1.4
Natural gas swaps, futures, forwards and physical contracts	0.5	1.4	6.5	8.4
	0.5	2.8	15.5	18.8
Total assets	1.1	56.7	27.9	85.7
Liabilities
Cash flow hedges
Power and gas swaps	$14.7	-	-	$14.7
Interest rate swaps	-	$3.6	-	3.6
	14.7	3.6	-	18.3
Regulatory deferral
Commodity swaps and forwards
Coal purchases (1)	-	1.0	-	1.0
Natural gas purchases and sales (2)	21.3	-	-	21.3
HFO purchases	-	1.3	-	1.3
Foreign exchange forwards	-	10.6	-	10.6
	21.3	12.9	-	34.2
HFT derivatives
Power swaps and physical contracts	-	-	$1.3	1.3
Natural gas swaps, futures, forwards and physical contracts	6.0	1.5	4.4	11.9
	6.0	1.5	5.7	13.2
Total liabilities	42.0	18.0	5.7	65.7
Net (liabilities) assets	$(40.9)	$38.7	$22.2	$20.0

  (1)    Balance was reclassified to Level 2 from Level 1

  (2)    Balance was reclassified to Level 1 from Level 3

The change in the fair value of the Level 3 financial assets for the year ended December 31, 2011 was as follows:

	Regulatory Deferral	Trading Derivatives
millions of Canadian dollars	Physical natural gas purchases and sales	Power	Natural Gas	Total
Balance, January 1	$12.4	$9.0	$6.5	$27.9
Reduction of benefit included in regulated fuel for generation and purchased power	(4.2)	-	-	(4.2)
Unrealized losses included in regulatory assets or liabilities	(0.3)	-	-	(0.3)
Total realized and unrealized (losses) gains included in non-regulated operating revenues	-	(7.4)	(2.1)	(9.5)
Balance, December 31	$7.9	$1.6	$4.4	$13.9

The change in the fair value of the Level 3 financial liabilities for the year ended December 31, 2010 was as follows:

	Regulatory Deferral	Trading Derivatives
millions of Canadian dollars	Physical natural gas purchases and sales	Power	Natural Gas	Total
Balance, January 1	-	$1.3	$4.4	$5.7
Unrealized losses included in regulatory assets or liabilities	$0.1	-	-	0.1
Total realized and unrealized (losses) gains included in non-regulated operating revenues	-	-	(1.3)	(1.3)
Balance, December 31	$0.1	$1.3	$3.1	$4.5

The financial assets and liabilities included on the balance sheet that are not measured at fair value as at December 31 consisted of the following:

	2011		2010
millions of Canadian dollars	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term debt (including current portion)	$3,309.2	$3,935.0	$3,125.9	$3,520.8

The fair values of long-term debt instruments are estimated based on the quoted market price for the same or similar issues, or on the current rates offered to the Company for debt of the same remaining maturity, without considering the effect of third party credit enhancements.

All other financial assets and liabilities such as cash and cash equivalents, restricted cash, accounts receivable, short-term debt and accounts payable are carried at cost. The carrying value approximates fair value due to the short-term nature of these financial instruments.